DERIVATIVE LIABILITIES (Narrative) (Details) (USD $)	3 Months Ended		12 Months Ended		84 Months Ended	87 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Sep. 30, 2012	Aug. 18, 2012	Aug. 17, 2012
Stock Warrants Exercised During Period, Number		4,000,000	4,200,000	14,023,336
Proceeds from exercise of warrants		$ 200,000	$ 210,000	$ 1,433,575	$ 1,643,575	$ 1,643,575
Reclassification of warrant liabilities to additional paid-in capital for warrant exercises		561,965	590,462	4,604,000	5,195,008	5,195,008
Warrants Issued for Advisory Services				800,000
Warrants issued for services				157,010	157,010	157,010
Instrument Used To Determine Risk Free Interest Rate	2, 3 or 5 - year Treasury Bill		3 or 5 year Treasury Bill
Expected dividend yields	0.00%	0.00%	0.00%
Probability of stock offering in any year over five years	25.00%	100.00%	100.00%
Percentage of existing shares offered in each stock offering	100.00%
Warrants Stock Price							$ 0.067	$ 0.069
POSCO Canada Ltd. [Member]
Warrants Exercise Price	$ 0.4
Warrants Exercise Price Reduced	$ 0.21
Units Sold Number								62,499,938
Units Sold Value								$ 9,999,990
Units Sold Description	each unit consisting of one share of common stock and a three-year warrant to purchase one share of common stock for $0.21 per share.
Purchase Price Per Unit	$ 0.21
Purchase Price Per Unit Reduced	$ 0.16
Maximum [Member]
Probability of stock offering in any year over five years			31.00%
Percentage of existing shares offered in each stock offering	31.00%
Minimum [Member]
Probability of stock offering in any year over five years			10.00%
Percentage of existing shares offered in each stock offering	15.00%